NONCONSOLIDATED AFFILIATES (Narrative) (Details) $ in Millions		3 Months Ended		12 Months Ended
	Apr. 04, 2017 shares	Dec. 31, 2018 USD ($) jointventures	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) jointventures	Dec. 31, 2017 USD ($) jointventures	Dec. 31, 2016 USD ($)	Jul. 31, 2015 USD ($) shares
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Dividends or Distributions				$ 663	$ 654	$ 612
Noncash Dividend					7
Investment in nonconsolidated affiliates		$ 3,320	$ 2,974	$ 3,320	$ 3,107	$ 2,974
Equity Method Investment, Ownership Interest, Number of Affiliates | jointventures		38		38	39
SCG-Dow Group
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%		50.00%
Exclusive of additional differences for Dow Corning and MEGlobal
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		$ 39		$ 39	$ 63
EQUATE Petrochemical Company K.S.C.
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		(502)		(502)	(516)
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity, Portion Amortized Over Remaining Useful Life		184		184	200
Investment in nonconsolidated affiliates		$ 131		$ 131	$ 42
Ownership percentage		42.50%	42.50%	42.50%	42.50%	42.50%
Sadara Chemical Company
Schedule of Equity Method Investments [Line Items]
Ownership percentage		35.00%	35.00%	35.00%	35.00%	35.00%
Equity Method Investment, Conversion of Notes Receivable to Equity		$ 70		$ 312	$ 718
AgroFresh
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		$ 101		$ 101	$ 92
Investment in nonconsolidated affiliates							$ 210
Equity Method Investment, Additional Information | shares							17,500,000
Ownership percentage		42.00%		42.00%	36.00%		35.00%
Equity Method Investment, Other than Temporary Impairment			$ 143
Equity Method Investee | SCG-Dow Group
Schedule of Equity Method Investments [Line Items]
Concentration Risk, Percentage				2.00%	3.00%	3.00%
Equity Method Investee | Sadara Chemical Company
Schedule of Equity Method Investments [Line Items]
Noncurrent receivables, Balance Due From Nonconsolidated Affiliates		$ 0		$ 0	$ 275
Increase (Decrease) in Notes Receivable, Related Parties					$ 735
Concentration Risk, Percentage				9.00%	4.00%
Variable Interest Entity, Not Primary Beneficiary | AgroFresh
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Shares Purchased | shares	5,070,358
Dow | Variable Interest Entity, Not Primary Beneficiary | AgroFresh
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Shares Purchased | shares	5,070,358
Equity Method Investment. Percentage of Outstanding Common Stock Purchased	10.00%